Investment in joint venture - Disclosure of detailed information about cash flows of AGM of joint venture (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Operating cash flow before working capital changes	$ (5,750)	$ (7,929)
Operating activities	(12,935)	(6,404)
Investing activities	3,906	37,930
Financing activities	441	(520)
Impact of foreign exchange on cash and cash equivalents	(42)	36
Increase (decrease) in cash and cash equivalents during the year	(8,630)	31,042
Cash and cash equivalents, beginning of year	62,151	31,109
Cash and cash equivalents, end of year	53,521	62,151
Asanko Gold Mine (AGM) [Member]
Disclosure of transactions between related parties [line items]
Operating cash flow before working capital changes	91,736	183,065
Operating activities	86,602	152,322
Investing activities	(45,891)	(69,108)
Financing activities	(55,522)	(62,590)
Impact of foreign exchange on cash and cash equivalents	(232)	(128)
Increase (decrease) in cash and cash equivalents during the year	(15,043)	20,496
Cash and cash equivalents, beginning of year	64,254	43,758
Cash and cash equivalents, end of year	$ 49,211	$ 64,254